Significant accounting policies (Details Textual) - USD ($) $ in Millions		9 Months Ended
	Dec. 01, 2017	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		$ 2.7	$ 2.6
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		0.4	10.7
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		0.7	0.7
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 1.3	$ 10.0
PGN FSRU Lampung [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		20 years
Hoegh Grace [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Hoegh Lng Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%